Income Taxes	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Taxes
19)	INCOME TAXES

19.1)	INCOME TAXES FOR THE PERIOD

The amounts of income tax expense in the statements of operations for 2018, 2017 and 2016 are summarized as follows:

		2018	2017	2016
Current income taxes	Ps	(1,898)	(3,458)	(3,456)
Deferred income tax revenue (expense)		(2,569)	2,938	331

	Ps	(4,467)	(520)	(3,125)

19.2)	DEFERRED INCOME TAXES

As of December 31, 2018 and 2017, the main temporary differences that generated the consolidated deferred income tax assets and liabilities are presented below:

		2018	2017
Deferred tax assets:
Tax loss carryforwards and other tax credits	Ps	13,796	15,900
Accounts payable and accrued expenses		6,638	7,083
Intangible assets and deferred charges, net		2,794	4,175

Total deferred tax assets, gross		23,228	27,158
Presentation offset regarding same legal entity		(11,661)	(12,341)

Total deferred tax assets, net in the statement of financial position		11,567	14,817

Deferred tax liabilities:
Property, machinery and equipment		(25,972)	(27,268)
Investments and other assets		(589)	(874)

Total deferred tax liabilities, gross		(26,561)	(28,142)
Presentation offset regarding same legal entity		11,661	12,341

Total deferred tax liabilities, net in the statement of financial position		(14,900)	(15,801)

Net deferred tax liabilities	Ps	(3,333)	(984)

Out of which:
Net deferred tax liability in Mexican entities [1]	Ps	(4,414)	(3,978)
Net deferred tax asset in Foreign entities [2]		1,081	2,994

Net deferred tax liabilities	Ps	(3,333)	(984)

1

Net deferred tax liabilities in Mexico mainly refer to a temporary difference resulting when comparing at the reporting date the carrying amount of property, machinery and equipment, as per IFRS, and their corresponding tax values (remaining tax-deductible amount), partially offset by certain deferred tax assets from tax loss carryforwards that are expected to be recovered in the future against taxable income. When the book value is greater than the related tax value results in a deferred tax liability. In 2011, upon transition to IFRS, CEMEX elected to measure its fixed assets at fair value, which resulted in a significant increase in book value, mainly associated with the revaluation of mineral reserves. Such restated amounts are depleted to the income statement in a period over 35 years, generating accounting expense that is not tax-deductible; hence the temporary difference will gradually reverse over time but does not represent a payment obligation to the tax authority at the reporting date.

2

Net deferred tax assets in foreign entities are mainly related to tax loss carryforwards recognized in recent years, mainly in the United States, that are expected to be recovered in the future against taxable income.

As of December 31, 2018 and 2017, balances of the deferred tax assets and liabilities included in the statement of financial position are located in the following entities:

		2018				2017
		Asset	Liability	Net		Asset	Liability	Net
Mexican entities	Ps	3,079	(7,493)	(4,414)	Ps	3,212	(7,190)	(3,978)
Foreign entities		8,488	(7,407)	1,081		11,605	(8,611)	2,994

	Ps	11,567	(14,900)	(3,333)	Ps	14,817	(15,801)	(984)

The breakdown of changes in consolidated deferred income taxes during 2018, 2017 and 2016 was as follows:

		2018	2017	2016
Deferred income tax (charged) credited to the income statement[1]	Ps	(2,569)	2,938	331
Deferred income tax (charged) credited to stockholders’ equity[2]		193	200	514
Reclassification to other captions in the statement of financial position and in the income statement[3]		27	(560)	531

Change in deferred income tax during the period	Ps	(2,349)	2,578	1,376

1	In 2017, includes net income tax revenue related to the recognition of deferred income tax assets in CEMEX’s operations in the United States (note 19.4).
2	In 2018, includes a deferred income tax revenue of Ps154 in connection with the adoption of IFRS 9 on January 1, 2018.
3	In 2018, 2017 and 2016, includes the effects of business combinations (note 4.2).

Current and/or deferred income tax relative to items of other comprehensive income during 2018, 2017 and 2016 were as follows:

		2018	2017	2016
Tax effects relative to foreign exchange fluctuations from debt (note 20.2)	Ps	—	—	(410)
Tax effects relative to foreign exchange fluctuations from intercompany balances (note 20.2)		29	32	(12)
Tax effects relative to actuarial (gains) and losses (note 20.2)		(530)	(1)	788
Foreign currency translation and other effects		723	201	(274)

	Ps	222	232	92

As of December 31, 2018, consolidated tax loss and tax credits carryforwards expire as follows:

		Amount of carryforwards	Amount of unrecognized carryforwards	Amount of recognized carryforwards
2019	Ps	1,809	1,636	173
2020		8,749	8,483	266
2021		3,984	3,170	814
2022		6,576	6,389	187
2023 and thereafter		276,089	222,179	53,910

	Ps	297,207	241,857	55,350

As of December 31, 2018, in connection with CEMEX’s deferred tax loss carryforwards presented in the table above, in order to realize the benefits associated with such deferred tax assets that have not been reserved, before their expiration, CEMEX would need to generate Ps55,350 in consolidated pre-tax income in future periods. Based on the same forecasts of future cash flows and operating results used by CEMEX’s management to allocate resources and evaluate performance in the countries in which CEMEX operates, along with the implementation of feasible tax strategies, CEMEX believes that it will recover the balance of its tax loss carryforwards that have been recognized before their expiration. In addition, CEMEX concluded that, the deferred tax liabilities that were considered in the analysis of recoverability of its deferred tax assets will reverse in the same period and tax jurisdiction of the related recognized deferred tax assets. Moreover, a certain amount of CEMEX’s deferred tax assets refers to operating segments and tax jurisdictions in which CEMEX is currently generating taxable income or in which, according to CEMEX’s management cash flow projections, will generate taxable income in the relevant periods before the expiration of the deferred tax assets.

The Parent Company does not recognize a deferred income tax liability related to its investments in subsidiaries considering that CEMEX controls the reversal of the temporary differences arising from these investments and management is satisfied that such temporary differences will not be reversed in the foreseeable future.

19.3)	RECONCILIATION OF EFFECTIVE INCOME TAX RATE

For the years ended December 31, 2018, 2017 and 2016, the effective consolidated income tax rates were as follows:

		2018	2017	2016
Income before income tax	Ps	15,511	13,700	17,616
Income tax expense		(4,467)	(520)	(3,125)

Effective consolidated income tax rate[1]		(28.8)%	(3.8)%	(17.7)%

1	The average effective tax rate equals the net amount of income tax revenue or expense divided by income or loss before income taxes, as these line items are reported in the income statement.

Differences between the financial reporting and the corresponding tax basis of assets and liabilities and the different income tax rates and laws applicable to CEMEX, among other factors, give rise to permanent differences between the statutory tax rate applicable in Mexico, and the effective tax rate presented in the consolidated statements of operations, which in 2018, 2017 and 2016 were as follows:

	2018		2017		2016
	%	Ps	%	Ps	%	Ps
Mexican statutory tax rate	(30.0)	(4,653)	(30.0)	(4,110)	(30.0)	(5,285)
Non-taxable dividend income	0.8	124	0.1	14	0.2	32
Difference between accounting and tax expenses, net	(15.4)	(2,394)	(20.8)	(2,855)	82.3	14,507
Unrecognized effects during the year related to applicable tax consolidation regimes	(0.7)	(109)	0.9	123	(3.6)	(632)
Non-taxable sale of equity securities and fixed assets	4.6	713	15.0	2,049	3.7	650
Difference between book and tax inflation	(19.5)	(3,024)	(31.1)	(4,261)	(11.0)	(1,932)
Differences in the income tax rates in the countries where CEMEX operates[1]	16.0	2,482	21.8	2,991	11.0	1,932
Changes in deferred tax assets[2]	14.7	2,286	39.6	5,433	(69.9)	(12,320)
Changes in provisions for uncertain tax positions	1.8	279	(0.4)	(55)	0.7	123
Others	(1.1)	(171)	1.1	151	(1.1)	(200)

Effective consolidated tax rate	(28.8)	(4,467)	(3.8)	(520)	(17.7)	(3,125)

1

Refers mainly to the effects of the differences between the statutory income tax rate in Mexico of 30% against the applicable income tax rates of each country where CEMEX operates. In 2018 and 2017, includes the effect related to the change in statutory tax rate in Colombia and the United States, respectively (note 19.4).

2	Refers to the effects in the effective income tax rate associated with changes during the period in the amount of deferred income tax assets related to CEMEX’s tax loss carryforwards.

The following table compares variations between the line item “Changes in deferred tax assets” as presented in the table above against the changes in deferred tax assets in the statement of financial position for the years ended December 31, 2018 and 2017:

		2018		2017
		Changes in the statement of financial position	Amounts in reconciliation	Changes in the statement of financial position	Amounts in reconciliation
Tax loss carryforwards generated and not recognized during the year	Ps	—	2,676	—	6,092
Derecognition related to tax loss carryforwards recognized in prior years		(1,770)	(56)	(5,221)	(5,221)
Recognition related to unrecognized tax loss carryforwards		98	98	9,694	9,694
Foreign currency translation and other effects		(432)	(432)	(6,087)	(5,132)

Changes in deferred tax assets	Ps	(2,104)	2,286	(1,614)	5,433

19.4)	UNCERTAIN TAX POSITIONS AND SIGNIFICANT TAX PROCEEDINGS

Uncertain tax positions

As of December 31, 2018 and 2017, as part of short-term and long-term provisions and other liabilities (note 17), CEMEX has recognized provisions related to unrecognized tax benefits in connection with uncertain tax positions taken, in which it is deemed probable that the tax authority would differ from the position adopted by CEMEX. As of December 31, 2018, the tax returns submitted by some subsidiaries of CEMEX located in several countries are under review by the respective tax authorities in the ordinary course of business. CEMEX cannot anticipate if such reviews will result in new tax assessments, which would, should any arise, be appropriately disclosed and/or recognized in the financial statements.

A summary of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2018, 2017 and 2016, excluding interest and penalties, is as follows:

		2018	2017	2016
Balance of tax positions at beginning of the period	Ps	1,571	1,132	1,190
Additions for tax positions of prior periods		119	663	200
Additions for tax positions of current period		15	16	90
Reductions for tax positions related to prior periods and other items		(44)	(32)	(131)
Settlements and reclassifications		(129)	(119)	(163)
Expiration of the statute of limitations		(624)	(138)	(126)
Foreign currency translation effects		(49)	49	72

Balance of tax positions at end of the period	Ps	859	1,571	1,132

During 2017, considering recoverability analyses and cash flow projections, CEMEX recognized deferred income tax assets related to its operations in the United States for US$700 considering the then applicable income tax rate of 35%. However, regarding the Tax Cuts and Jobs Act (the “Act”) enacted on December 22, 2017, the U.S. statutory federal tax rate was reduced from 35% to 21%. For this reason, CEMEX reduced its net deferred tax assets by US$124. The reduction in the U.S. statutory federal tax rate is expected to positively impact CEMEX’s future after-tax earnings in the United States.

Tax examinations can involve complex issues, and the resolution of issues may span multiple years, particularly if subject to negotiation or litigation. Although CEMEX believes its estimates of the total unrecognized tax benefits are reasonable, uncertainties regarding the final determination of income tax audit settlements and any related litigation could affect the amount of total unrecognized tax benefits in future periods. It is difficult to estimate the timing and range of possible changes related to uncertain tax positions, as finalizing audits with the income tax authorities may involve formal administrative and legal proceedings. Accordingly, it is not possible to reasonably estimate the expected changes to the total unrecognized tax benefits over the next 12 months, although any settlements or statute of limitations expirations may result in a significant increase or decrease in the total unrecognized tax benefits, including those positions related to tax examinations being currently conducted.

Significant tax proceedings

As of December 31, 2018, the Company’s most significant tax proceedings are as follows:

•

As part of an audit process, the tax authorities in Spain have challenged part of the tax loss carryforwards reported by CEMEX España covering the tax years from and including 2006 to 2009. During 2014, the tax authorities in Spain notified CEMEX España of fines in the aggregate amount of US$547 (Ps10,755). CEMEX España filed appeals against such resolution. On September 20, 2017, CEMEX España was notified about an adverse resolution to such appeals. CEMEX España challenged this decision and applied for the suspension of the payment before the National Court (Audiencia Nacional) until the case is finally resolved. On November 6, 2018 CEMEX España obtained a favorable resolution to this request from the National Court through the pledge of certain fixed assets. As of December 31, 2018, CEMEX believes an adverse resolution in this proceeding is not probable and no accruals have been created in connection with this proceeding. Nonetheless, as of December 31, 2018, is difficult to assess with certainty the likelihood of an adverse result, and the appeals that CEMEX España has filed could take an extended amount of time to be resolved, but if adversely resolved, this proceeding could have a material adverse impact on CEMEX’s results of operations, liquidity or financial position.

•

On April 6, 2018, CEMEX Colombia received a special proceeding from the Colombian Tax Authority (the “Tax Authority”), where certain deductions included in the 2012 income tax return were rejected. The Tax Authority assessed an increase in the income tax payable by CEMEX Colombia and imposed an inaccuracy penalty for amounts in Colombian pesos equivalent to approximately US$38 (Ps747) of income tax and US$38 (Ps747) of penalty. On June 22, 2018, CEMEX Colombia filed a response to the special proceeding within the legal term. On December 28, 2018, CEMEX Colombia received an official review settlement ratifying the rejected deductible items and amounts. CEMEX Colombia will file a reconsideration request within the next two months. If the proceeding would be adversely resolved in the final stage, CEMEX Colombia must pay the amounts determined in the official settlement plus interest accrued on the amount of the income tax adjustment until the payment date. As of December 31, 2018, in this stage of the proceeding, CEMEX believes an adverse resolution in this proceeding after conclusion of all available defense procedures is not probable, however, it is difficult to assess with certainty the likelihood of an adverse result in the proceeding; but if adversely resolved, CEMEX believes this proceeding should not have a material adverse impact on the operating results, liquidity or financial position of CEMEX.

•

In September 2012, the Tax Authority requested CEMEX Colombia to amend its income tax return for the year 2011 in connection with several deductible expenses including the amortization of goodwill. CEMEX Colombia rejected the arguments of the ordinary request and filed a motion requesting the case to be closed. The 2011 income tax return was under audit of the Tax Authority from August 2013 until September 5, 2018, when CEMEX Colombia was notified of a special requirement in which the Tax Authority rejects certain deductions included in such income tax return of the year 2011 and determined an increase in the income tax payable and imposed a penalty for amounts in Colombian pesos equivalent to approximately US$26 (Ps511) of income tax and US$26 (Ps511) of penalty. CEMEX Colombia filed a response to the special requirement on November 30, 2018. If the proceeding would be adversely resolved in its final stage, CEMEX Colombia would have to pay the amounts determined in the official settlement plus interest accrued on the amount of the income tax adjustment until the date of payment. As of December 31, 2018, in this stage of the proceeding, CEMEX believes an adverse resolution in this proceeding after conclusion of all available defense procedures is not probable, however, it is difficult to assess with certainty the likelihood of an adverse result in the proceeding; but if adversely resolved, CEMEX believes this proceeding should not have a material adverse impact on the operating results, liquidity or financial position of CEMEX.

•

In April 2011, the Tax Authority notified CEMEX Colombia of a special proceeding rejecting certain deductions taken by CEMEX Colombia in its 2009 tax return considering they are not linked to direct revenues recorded in the same fiscal year, and assessed an increase in taxes to be paid by CEMEX Colombia and imposed a penalty for amounts in Colombian pesos equivalent to US$28 (Ps550) of income tax and US$28 (Ps550) of penalty, considering changes in law that reduced the original penalty. After several appeals of CEMEX Colombia to the Colombian Tax Authority’s special proceeding in the applicable courts in which CEMEX Colombia obtained negative resolutions in each case over the years, in July 2014, CEMEX Colombia filed an appeal against this resolution before the Colombian State Council (Consejo de Estado). If the proceeding would be adversely resolved in the final stage, CEMEX Colombia must pay the amounts determined in the official settlement plus interest accrued on the amount of the income tax adjustment until the payment date. As of December 31, 2018, in this stage of the proceeding, CEMEX believes an adverse resolution in this proceeding after conclusion of all available defense procedures is not probable, however, it is difficult to assess with certainty the likelihood of an adverse result in the proceeding; but if adversely resolved, CEMEX believes this proceeding should not have a material adverse impact on the operating results, liquidity or financial position of CEMEX.